Non-Cash Share-Based Compensation - Summary of Changes in Company's Ordinary Shares (Details) - Performance and Service Based - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Shares, Unvested balance	207,310	492,514	284,554
Number of Shares, Granted		42,412	480,677
Number of Shares, Vested	(65,705)	(209,836)	(265,202)
Number of Shares, Forfeited	(94,273)	(117,780)	(7,515)
Number of Shares, Unvested balance	47,332	207,310	492,514
Weighted Average Grant Date Fair Value, Unvested balance	$ 9.97	$ 1.36	$ 0.45
Weighted Average Grant Date Fair Value, Granted		11.78	1.59
Weighted Average Grant Date Fair Value, Vested	8.71	7.10	1.09
Weighted Average Grant Date Fair Value, Forfeited	10.36	12.64	0.70
Weighted Average Grant Date Fair Value, Unvested balance	$ 10.82	$ 9.97	$ 1.36